DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Interest rate swap contract [member] | The Bank [member]
Interest rate
Notional		£ 146,018
Interest rate swap contract [member] | The Bank [member] | Not later than one month [member]
Interest rate
Notional		£ 1,199
Average fixed interest rate		1.33%
Interest rate swap contract [member] | The Bank [member] | Later than one month and not later than three months [member]
Interest rate
Notional		£ 4,170
Average fixed interest rate		1.52%
Interest rate swap contract [member] | The Bank [member] | Later than three months and not later than one year [member]
Interest rate
Notional		£ 16,653
Average fixed interest rate		1.57%
Interest rate swap contract [member] | The Bank [member] | Later than one year and not later than five years [member]
Interest rate
Notional		£ 75,609
Average fixed interest rate		1.69%
Interest rate swap contract [member] | The Bank [member] | Later than five years [member]
Interest rate
Notional		£ 48,387
Average fixed interest rate		2.15%
Currency swap contract [member] | Fair value hedges [member] | The Group [member]
Interest rate
Notional	£ 34	£ 490
Currency swap contract [member] | Fair value hedges [member] | The Group [member] | Not later than one month [member]
Interest rate
Notional
Currency swap contract [member] | Fair value hedges [member] | The Group [member] | Later than one month and not later than three months [member]
Interest rate
Notional		£ 36
Average fixed interest rate		4.82%
Currency swap contract [member] | Fair value hedges [member] | The Group [member] | Later than three months and not later than one year [member]
Interest rate
Notional
Currency swap contract [member] | Fair value hedges [member] | The Group [member] | Later than one year and not later than five years [member]
Interest rate
Notional		£ 283
Average fixed interest rate		5.88%
Currency swap contract [member] | Fair value hedges [member] | The Group [member] | Later than five years [member]
Interest rate
Notional	£ 34	£ 171
Average fixed interest rate	1.28%	4.44%
Currency swap contract [member] | Fair value hedges [member] | The Bank [member]
Interest rate
Notional	£ 34	£ 490
Currency swap contract [member] | Fair value hedges [member] | The Bank [member] | Later than one month and not later than three months [member]
Interest rate
Notional		£ 36
Average fixed interest rate		4.82%
Currency swap contract [member] | Fair value hedges [member] | The Bank [member] | Later than one year and not later than five years [member]
Interest rate
Notional		£ 283
Average fixed interest rate		5.88%
Currency swap contract [member] | Fair value hedges [member] | The Bank [member] | Later than five years [member]
Interest rate
Notional	£ 34	£ 171
Average fixed interest rate	1.28%	4.44%
Currency swap contract [member] | Cash flow hedges [member] | The Group [member]
Interest rate
Notional	£ 7,593	£ 8,024
Currency swap contract [member] | Cash flow hedges [member] | The Group [member] | Not later than one month [member]
Interest rate
Notional		67
Currency swap contract [member] | Cash flow hedges [member] | The Group [member] | Later than one month and not later than three months [member]
Interest rate
Notional	364
Currency swap contract [member] | Cash flow hedges [member] | The Group [member] | Later than three months and not later than one year [member]
Interest rate
Notional	390	642
Currency swap contract [member] | Cash flow hedges [member] | The Group [member] | Later than one year and not later than five years [member]
Interest rate
Notional	1,766	1,412
Currency swap contract [member] | Cash flow hedges [member] | The Group [member] | Later than five years [member]
Interest rate
Notional	5,073	5,903
Currency swap contract [member] | Cash flow hedges [member] | The Bank [member]
Interest rate
Notional	1,101	541
Currency swap contract [member] | Cash flow hedges [member] | The Bank [member] | Not later than one month [member]
Interest rate
Notional	53
Currency swap contract [member] | Cash flow hedges [member] | The Bank [member] | Later than one month and not later than three months [member]
Interest rate
Notional	210
Currency swap contract [member] | Cash flow hedges [member] | The Bank [member] | Later than three months and not later than one year [member]
Interest rate
Notional	539	280
Currency swap contract [member] | Cash flow hedges [member] | The Bank [member] | Later than one year and not later than five years [member]
Interest rate
Notional	299	261
Interest rate swap contract [member] | Fair value hedges [member] | The Group [member]
Interest rate
Notional	160,942	150,971
Interest rate swap contract [member] | Fair value hedges [member] | The Group [member] | Not later than one month [member]
Interest rate
Notional	£ 331	£ 393
Average fixed interest rate	2.58%	1.38%
Interest rate swap contract [member] | Fair value hedges [member] | The Group [member] | Later than one month and not later than three months [member]
Interest rate
Notional	£ 9,305	£ 417
Average fixed interest rate	1.74%	2.06%
Interest rate swap contract [member] | Fair value hedges [member] | The Group [member] | Later than three months and not later than one year [member]
Interest rate
Notional	£ 37,948	£ 32,876
Average fixed interest rate	1.22%	1.65%
Interest rate swap contract [member] | Fair value hedges [member] | The Group [member] | Later than one year and not later than five years [member]
Interest rate
Notional	£ 91,535	£ 86,451
Average fixed interest rate	1.78%	1.75%
Interest rate swap contract [member] | Fair value hedges [member] | The Group [member] | Later than five years [member]
Interest rate
Notional	£ 21,823	£ 30,834
Average fixed interest rate	2.72%	2.98%
Interest rate swap contract [member] | Fair value hedges [member] | The Bank [member]
Interest rate
Notional	£ 66,833	£ 153,223
Interest rate swap contract [member] | Fair value hedges [member] | The Bank [member] | Not later than one month [member]
Interest rate
Notional	£ 331	£ 458
Average fixed interest rate	2.58%	1.33%
Interest rate swap contract [member] | Fair value hedges [member] | The Bank [member] | Later than one month and not later than three months [member]
Interest rate
Notional	£ 1,445	£ 421
Average fixed interest rate	2.39%	2.09%
Interest rate swap contract [member] | Fair value hedges [member] | The Bank [member] | Later than three months and not later than one year [member]
Interest rate
Notional	£ 8,378	£ 33,667
Average fixed interest rate	1.49%	1.72%
Interest rate swap contract [member] | Fair value hedges [member] | The Bank [member] | Later than one year and not later than five years [member]
Interest rate
Notional	£ 34,930	£ 87,350
Average fixed interest rate	1.82%	1.78%
Interest rate swap contract [member] | Fair value hedges [member] | The Bank [member] | Later than five years [member]
Interest rate
Notional	£ 21,749	£ 31,327
Average fixed interest rate	2.24%	2.97%
Interest rate swap contract [member] | Cash flow hedges [member] | The Group [member]
Interest rate
Notional	£ 417,718	£ 556,945
Interest rate swap contract [member] | Cash flow hedges [member] | The Group [member] | Not later than one month [member]
Interest rate
Notional	£ 9,395	£ 4,874
Average fixed interest rate	1.06%	1.47%
Interest rate swap contract [member] | Cash flow hedges [member] | The Group [member] | Later than one month and not later than three months [member]
Interest rate
Notional	£ 23,424	£ 11,204
Average fixed interest rate	1.23%	1.03%
Interest rate swap contract [member] | Cash flow hedges [member] | The Group [member] | Later than three months and not later than one year [member]
Interest rate
Notional	£ 57,950	£ 66,312
Average fixed interest rate	1.29%	0.99%
Interest rate swap contract [member] | Cash flow hedges [member] | The Group [member] | Later than one year and not later than five years [member]
Interest rate
Notional	£ 205,603	£ 292,712
Average fixed interest rate	1.48%	1.46%
Interest rate swap contract [member] | Cash flow hedges [member] | The Group [member] | Later than five years [member]
Interest rate
Notional	£ 121,346	£ 181,843
Average fixed interest rate	2.43%	1.85%
Interest rate swap contract [member] | Cash flow hedges [member] | The Bank [member]
Interest rate
Notional	£ 130,477	£ 146,018
Interest rate swap contract [member] | Cash flow hedges [member] | The Bank [member] | Not later than one month [member]
Interest rate
Notional	£ 3,473
Average fixed interest rate	1.10%
Interest rate swap contract [member] | Cash flow hedges [member] | The Bank [member] | Later than one month and not later than three months [member]
Interest rate
Notional	£ 6,771
Average fixed interest rate	1.58%
Interest rate swap contract [member] | Cash flow hedges [member] | The Bank [member] | Later than three months and not later than one year [member]
Interest rate
Notional	£ 22,444
Average fixed interest rate	1.57%
Interest rate swap contract [member] | Cash flow hedges [member] | The Bank [member] | Later than one year and not later than five years [member]
Interest rate
Notional	£ 66,892
Average fixed interest rate	1.41%
Interest rate swap contract [member] | Cash flow hedges [member] | The Bank [member] | Later than five years [member]
Interest rate
Notional	£ 30,897
Average fixed interest rate	1.93%
Euro to GBP [member] | Currency swap contract [member] | Fair value hedges [member] | The Group [member] | Later than five years [member]
Interest rate
Average exchange rate	1.38
Euro to GBP [member] | Currency swap contract [member] | Fair value hedges [member] | The Bank [member] | Later than five years [member]
Interest rate
Average exchange rate	1.38
Euro to GBP [member] | Currency swap contract [member] | Cash flow hedges [member] | The Bank [member] | Later than three months and not later than one year [member]
Interest rate
Average exchange rate	1.15
Euro to GBP [member] | Currency swap contract [member] | Cash flow hedges [member] | The Bank [member] | Later than one year and not later than five years [member]
Interest rate
Average exchange rate	1.11
Euro to USD | Currency swap contract [member] | Fair value hedges [member] | The Group [member] | Later than one year and not later than five years [member]
Interest rate
Average exchange rate		1.13
Euro to USD | Currency swap contract [member] | Fair value hedges [member] | The Bank [member] | Later than one year and not later than five years [member]
Interest rate
Average exchange rate		1.13
Euro to USD | Currency swap contract [member] | Cash flow hedges [member] | The Group [member] | Not later than one month [member]
Interest rate
Average exchange rate		1.15
Euro to USD | Currency swap contract [member] | Cash flow hedges [member] | The Group [member] | Later than three months and not later than one year [member]
Interest rate
Average exchange rate	1.21	1.14
Euro to USD | Currency swap contract [member] | Cash flow hedges [member] | The Group [member] | Later than one year and not later than five years [member]
Interest rate
Average exchange rate	1.10	1.10
Euro to USD | Currency swap contract [member] | Cash flow hedges [member] | The Group [member] | Later than five years [member]
Interest rate
Average exchange rate		0.00
USD to GBP [member] | Currency swap contract [member] | Fair value hedges [member] | The Group [member] | Later than one year and not later than five years [member]
Interest rate
Average exchange rate		1.30
USD to GBP [member] | Currency swap contract [member] | Fair value hedges [member] | The Bank [member] | Later than one year and not later than five years [member]
Interest rate
Average exchange rate		1.30
USD to GBP [member] | Currency swap contract [member] | Cash flow hedges [member] | The Group [member] | Later than one month and not later than three months [member]
Interest rate
Average exchange rate	1.33
USD to GBP [member] | Currency swap contract [member] | Cash flow hedges [member] | The Group [member] | Later than three months and not later than one year [member]
Interest rate
Average exchange rate	1.36	1.28
USD to GBP [member] | Currency swap contract [member] | Cash flow hedges [member] | The Group [member] | Later than one year and not later than five years [member]
Interest rate
Average exchange rate	1.30	1.21
USD to GBP [member] | Currency swap contract [member] | Cash flow hedges [member] | The Group [member] | Later than five years [member]
Interest rate
Average exchange rate	1.30	1.28
USD to GBP [member] | Currency swap contract [member] | Cash flow hedges [member] | The Bank [member] | Not later than one month [member]
Interest rate
Average exchange rate	1.37
USD to GBP [member] | Currency swap contract [member] | Cash flow hedges [member] | The Bank [member] | Later than one month and not later than three months [member]
Interest rate
Average exchange rate	1.38
USD to GBP [member] | Currency swap contract [member] | Cash flow hedges [member] | The Bank [member] | Later than three months and not later than one year [member]
Interest rate
Average exchange rate	1.36
USD to GBP [member] | Currency swap contract [member] | Cash flow hedges [member] | The Bank [member] | Later than one year and not later than five years [member]
Interest rate
Average exchange rate	1.36	1.42
NOK to GBP | Currency swap contract [member] | Fair value hedges [member] | The Group [member] | Later than one month and not later than three months [member]
Interest rate
Average exchange rate		9.22
NOK to GBP | Currency swap contract [member] | Fair value hedges [member] | The Group [member] | Later than one year and not later than five years [member]
Interest rate
Average exchange rate		9.19
NOK to GBP | Currency swap contract [member] | Fair value hedges [member] | The Group [member] | Later than five years [member]
Interest rate
Average exchange rate		9.03
NOK to GBP | Currency swap contract [member] | Fair value hedges [member] | The Bank [member] | Later than one month and not later than three months [member]
Interest rate
Average exchange rate		9.22
NOK to GBP | Currency swap contract [member] | Fair value hedges [member] | The Bank [member] | Later than one year and not later than five years [member]
Interest rate
Average exchange rate		9.19
NOK to GBP | Currency swap contract [member] | Fair value hedges [member] | The Bank [member] | Later than five years [member]
Interest rate
Average exchange rate		9.03
USD To Euro [Member] | Currency swap contract [member] | Cash flow hedges [member] | The Bank [member] | Later than three months and not later than one year [member]
Interest rate
Average exchange rate		1.12
USD To Euro [Member] | Currency swap contract [member] | Cash flow hedges [member] | The Bank [member] | Later than one year and not later than five years [member]
Interest rate
Average exchange rate		1.10